CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 263,701,349	$ 245,749,032
Cost of goods sold (inclusive of amortization of intangibles)	140,082,250	127,636,390
Gross profit	123,619,099	118,112,642
Selling, general and administrative expenses	74,242,509	56,954,513
Research and development expenses	43,693,242	40,240,107
Impairment of intangibles	17,903,208	72,520,279
Impairment of intangibles and fixed assets	17,903,208	72,986,303
Impairment of goodwill	86,318,000	0
Total operating expenses	222,156,959	170,180,923
Operating income (loss)	(98,537,860)	(52,068,281)
Interest expense and amortization of debt discount	20,790,714	29,052,363
Other non-operating expense (gain)	(664,391)	4,521,898
Total other non-operating expense (gain)	(20,126,323)	(33,574,261)
Income (loss) before income taxes	(118,664,183)	(85,642,542)
Income tax benefit (expense)	8,983,442	44,391,726
Net loss	(109,680,741)	(41,250,816)
Other comprehensive loss, net
Change in foreign currency translation adjustments	(1,213,036)	(907,927)
Comprehensive loss	$ (110,893,777)	$ (42,158,743)
Income (loss) per share attributable to shareholders
Partnership income (loss) per unit	$ (2.42)	$ (0.96)
PTP ELEMENT - DO NOT USE	$ (2.42)	$ (0.96)
Weighted average shares basic and diluted
Weighted average shares basic and diluted	45,276,278
Weighted average partnership units		42,855,722
Product Revenue
Revenues	$ 261,398,205	$ 237,671,178
Royalty Revenue
Revenues	1,958,571	6,449,095
Licensing and Contract Revenue
Revenues	$ 344,573	$ 1,628,759